Consolidated Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Revenue	$ 46,868	$ 41,187	$ 135,503	$ 107,653
Royalty	(2,422)	(2,207)	(6,831)	(5,650)
Production costs	(21,085)	(20,452)	(60,505)	(61,028)
Depreciation	(4,048)	(4,385)	(12,106)	(10,049)
Gross profit	19,313	14,143	56,061	30,926
Foreign exchange losses	(3,129)	(257)	(9,282)	(2,334)
Administrative expenses	(3,954)	(2,889)	(10,229)	(11,890)
Net derivative financial instrument expense	(20)	(102)	(496)	(590)
Equity-settled share-based expense	(279)	(233)	(785)	(564)
Cash-settled share-based expense	(422)	(27)	(479)	(298)
Other expenses	(2,814)	(701)	(4,078)	(2,800)
Other income	16	62	365	127
Operating profit	8,711	9,996	31,077	12,577
Finance income	7	21	16	30
Finance cost	(831)	(529)	(2,360)	(2,362)
Profit before tax	7,887	9,488	28,733	10,245
Tax expense	(4,600)	(3,777)	(12,281)	(8,552)
Profit for the period	3,287	5,711	16,452	1,693
Other comprehensive income
Exchange differences on translation of foreign operations	629	(79)	663	(778)
Total comprehensive income for the period	3,916	5,632	17,115	915
Profit (loss) attributable to:
Owners of the Company	2,267	4,506	12,827	(1,036)
Non-controlling interests	1,020	1,205	3,625	2,729
Profit for the period	3,287	5,711	16,452	1,693
Total comprehensive income attributable to:
Owners of the Company	2,896	4,427	13,490	(1,814)
Non-controlling interests	1,020	1,205	3,625	2,729
Total comprehensive income for the period	$ 3,916	$ 5,632	$ 17,115	$ 915
Earnings (loss) per share
Basic earnings (loss) per share ($) (in dollars per share)	$ 0.12	$ 0.24	$ 0.66	$ (0.07)
Diluted earnings (loss) per share ($)* (in dollars per share)	$ 0.12	$ 0.24	$ 0.66	$ (0.07)